Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Balance Sheets [Abstract]
Trade receivables, related party	$ 208	$ 177	$ 74
Accounts receivable, allowance for doubtful accounts	$ 449	$ 544	$ 263	$ 66	$ 29